Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of Financial Assets Measured at Fair Value on Recurring Basis
The following table summarizes the Company’s fair value hierarchy for its financial assets measured at fair value on a recurring basis as of March 31, 2024 and December 31, 2023, respectively (in thousands).

	Fair Value Measurements Using
March 31, 2024	Fair Value	Level 1	Level 2	Level 3
Money market	$176	$176	$—	$—
Treasury bills and government agency bonds	323	323	—	—

	$499	$499	$—	$—

	Fair Value Measurements Using
December 31, 2023	Fair Value	Level 1	Level 2	Level 3
Money market	$5,449	$5,449	$—	$—

The following table summarizes the Company’s fair value hierarchy for its financial assets measured at fair value on a recurring basis as of December 31, 2023 and December 31, 2022, respectively.

	Fair Value Measurements Using
As of December 31, 2023	Fair Value	Level 1	Level 2	Level 3
Money market	$5,448,990	$5,448,990	$—	$—

	Fair Value Measurements Using
As of December 31, 2022	Fair Value	Level 1	Level 2	Level 3
Money market	$17,573,584	$17,573,584	$—	$—